Pensions and other post-employment benefits - Pension Expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pensions and other post-employment benefits
Post-employment benefit expense	£ 54	£ 52	£ 30
Defined benefit schemes	26	27	22
Defined contribution pensions schemes	28	25	8
Unfunded post-employment healthcare schemes
Pensions and other post-employment benefits
Post-employment benefit expense	10	9	10
Germany | Pension plans
Pensions and other post-employment benefits
Post-employment benefit expense	5	5	4
Switzerland | Pension plans
Pensions and other post-employment benefits
Post-employment benefit expense	9	9	5
Ireland | Pension plans
Pensions and other post-employment benefits
Post-employment benefit expense	2	5	6
Rest of World | Pension plans
Pensions and other post-employment benefits
Post-employment benefit expense	£ 28	£ 24	£ 5